Notes Payable - Related Parties - Schedule of Notes Payable to Related Parties (Details) - USD ($)			3 Months Ended		12 Months Ended
		Oct. 30, 2018	Mar. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Original Borrowing			$ 1,012,000		$ 1,012,000
Notes payable - related parties, net			1,177,000		1,177,000		$ 1,177,000
Non-current			(240,000)		(1,065,000)		(1,065,000)
Current			$ 937,000		$ 112,000		112,000
Note 1 [Member]
Issuance Date			Dec. 01, 2015	[1]	Dec. 01, 2015	[2]
Maturity Date			Feb. 08, 2021	[1]	Feb. 08, 2021	[2]
Interest Rate			12.00%	[1]	12.00%	[2]
Original Borrowing			$ 1,249,000	[1]	$ 1,249,000	[2]
Notes payable - related parties, net			$ 825,000	[1]	$ 825,000	[1],[2]	825,000	[2]
Note 2 [Member]
Issuance Date			Dec. 01, 2015	[3]	Dec. 01, 2015	[4]
Maturity Date		Apr. 29, 2019	Apr. 01, 2017	[3]	Apr. 01, 2021	[4]
Interest Rate		5.00%	12.00%	[3]	12.00%	[4]
Original Borrowing			$ 112,000	[3]	$ 112,000	[4]
Notes payable - related parties, net			$ 112,000	[3]	$ 112,000	[3],[4]	112,000	[4]
Note 3 [Member]
Issuance Date			Apr. 04, 2016	[5]	Apr. 04, 2016	[6]
Maturity Date			Jun. 04, 2021	[5]	Jun. 04, 2021	[6]
Interest Rate			12.00%	[5]	12.00%	[6]
Original Borrowing			$ 343,000	[5]	$ 343,000	[6]
Notes payable - related parties, net			$ 240,000	[5]	$ 240,000	[5],[6]	240,000	[6]
Note 4 [Member]
Issuance Date	[7]				Mar. 22, 2019
Maturity Date	[7]				Apr. 30, 2019
Interest Rate	[7]				5.00%
Original Borrowing	[7]				$ 58,000
Notes payable - related parties, net	[7]

[1]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company's majority stockholder and Chief Executive Officer, to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest at a rate of 12% per annum, secured by the Company's assets, and will mature on February 8, 2021, as amended. As of March 31, 2020, and December 31, 2019, the outstanding balance of the note amounted to $825,000, respectively.
[2]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company's majority stockholder and Chief Executive Officer, to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest at a rate of 12% per annum, secured by the Company's assets, and will mature on February 8, 2021, as amended. As of December 31, 2019 and 2018, the outstanding balance of the note amounted to $825,000, respectively.
[3]	On December 1, 2015, the Company issued a note payable to a former member of the Company's board of directors, in the amount of $112,000, representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum, and matured in April 2017. As of March 31, 2020, and December 31, 2019, the outstanding principal balance of the note was equal to $112,000, respectively. As of March 31, 2020, the note was past due, and remains past due. The Company is currently in negotiations with the noteholder to settle the past due note.
[4]	On December 1, 2015, the Company issued a note payable to a former member of the Company's board of directors, in the amount of $112,000, representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum, and matured in April 2017. As of December 31, 2019 and 2018, the outstanding principal balance of the note amounted to $112,000, respectively. As of December 31, 2019, the note was past due, and remains past due. The Company is currently in negotiations with the noteholder to settle the past due note.
[5]	On April 4, 2016, the Company issued a convertible note to Mr. Cutaia, in the amount of $343,000, to consolidate all advances made by Mr. Cutaia to the Company during the period December 2015 through March 2016. The note bears interest at a rate of 12% per annum, is secured by the Company's assets, and will mature on June 4, 2021, as amended. As of March 31, 2020, and December 31, 2019, the outstanding balance of the note amounted to $240,000, respectively.
[6]	On April 4, 2016, the Company issued a convertible note to Mr. Cutaia, in the amount of $343,000, to consolidate all advances made by Mr. Cutaia to the Company during the period December 2015 through March 2016. The note bears interest at a rate of 12% per annum, is secured by the Company's assets, and will mature on June 4, 2021, as amended. As of December 31, 2019, and December 31, 2018, the outstanding balance of the note amounted to $240,000, respectively.
[7]	On March 22, 2019, the Company issued a note payable to Mr. Jeffrey Clayborne, the Company's Chief Financial Officer, in the amount of $58,000. The note was unsecured, bore interest at a rate of 5% per annum, and matured on April 30, 2019. On April 11, 2019, the Company paid off the balance of $58,000 and there was no outstanding balance as of December 31, 2019.